Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	$ 1,498	$ 1,926	$ 1,222
Charged to Expenses	1,064	1,447	1,022
Adjustments to Valuation Accounts	0	0	0
Deductions	(394)	(1,875)	(318)
Balance at End of Period	$ 2,168	$ 1,498	$ 1,926